The American Funds Group(r)

NEW PERSPECTIVE FUND

[illustration of a globe]

2001 Semi-Annual Report
for the six months ended March 31

New Perspective Fund(r) is one of the 29 American Funds, the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

New Perspective Fund seeks long-term growth of capital through investments all over the world, including the United States.

RESULTS AT A GLANCE
(as of March 31, 2001, with all distributions reinvested)

                               Total Returns               Lifetime
                           Six Months   One Year   (average annual compound
                                                   return since March 13, 1973)
New Perspective Fund         -11.5%      -19.2%                  +14.7%
Morgan Stanley Capital
  International Indexes:/1/
   World Index               -18.1       -24.9                   +11.1
   USA Index                 -19.3       -23.9                   +12.2
Average global fund/2/       -19.1       -24.8                   +13.2

/1/ The indexes are unmanaged.
/2/ Source: Lipper Inc. Average returns do not reflect the effects of sales charges.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Results for other share classes can be found on the inside back cover. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested, for periods ended March 31, 2001:

                                             10 Years      5 Years      1 Year
Class A Shares                                +13.61%      +13.45%     -23.89%
  reflecting 5.75% maximum sales charge

Please see the back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, POLITICAL INSTABILITY, DIFFERING SECURITIES REGULATIONS AND PERIODS OF ILLIQUIDITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.


Fellow Shareholders:

During the six months from September to March, market sentiment soured considerably. Global stock prices, already under pressure, continued to unwind as evidence mounted of a slowdown in U.S. economic growth. The declines touched most, but not all, sectors through the winter and beyond.

Given the widespread nature of the downturn, New Perspective Fund was not spared. Still, we are pleased to report that the fund demonstrated its characteristic resilience and held up better than its relevant benchmarks. For the six months ended March 31, the fund declined 11.5% for shareholders who reinvested the capital gain distribution of $3.10 a share and the income dividend of 19.5 cents a share paid in December. The capital gain, somewhat larger than has been typical, represents the profits on sales earlier in the year of a number of long-held securities.

Meanwhile, the Morgan Stanley Capital International (MSCI) World Index, which measures major stock markets in 22 countries including the United States, fell 18.1% for the six months. The 287 global funds tracked by Lipper Inc. fared even worse, dropping an average of 19.1% on a reinvested basis.

Reflecting the sharp reversal of technology-related issues last spring and summer, New Perspective recorded a 12-month decline of 19.2%. Longer term, however, the fund has continued to deliver strong, consistent results: Looking back at the past five-, 10-, 15- and 20-year periods, the fund has achieved annualized returns of roughly 14% in each time frame. Since beginning operations more than 28 years ago, the fund has returned 4,607.7% - or an average annual compound return of 14.7%.


Stocks take a breather

During the six months, earnings expectations generally dimmed for many businesses as the record expansion of the U.S. economy showed signs of losing steam. A dramatic sell-off in March put most markets squarely in bear territory, typically defined as price drops of 20% or greater.

In the U.S., where New Perspective has the greatest concentration of assets, broad stock prices fell 19.3% for the six months./1/ Despite strong measures by the Federal Reserve Board to negotiate a soft economic landing - including two interest-rate cuts in January and another in March--investor pessimism prevailed. Technology firms, already weakened by the collapse of the Internet bubble, were further hurt by slackening demand for personal computers and by a pullback in capital investment by corporations concerned about slowing business activity. On top of earlier losses, the Nasdaq Index shed nearly 50% of its value. Other industries, such as energy, pharmaceuticals and banks, held up for a time before falling in the first quarter of 2001. Food companies and utilities proved to be resilient, however, and were notable exceptions to the general misery. Elsewhere in the western hemisphere, stock markets in Canada (-31.9%), Mexico (-7.1%) and Brazil (-15.8%) also ended the six months lower.

/1/ Unless otherwise indicated, country returns are based on MSCI indexes, are expressed in dollar terms and assume reinvestment of dividends.


[Begin Sidebar]
New Perspective demonstrated its characteristic resilience during the six months and held up better than its relevant benchmarks.

Where New Perspective's Assets Were Invested
(percent invested by country)

                          3/31/2001   9/30/2000
Asia/Pacific Rim            14.4%       15.9%
  Japan                      8.4         9.7
  Australia                  2.1         2.6
  Taiwan                     2.0         1.8
  South Korea                1.9         1.7
  New Zealand                 -           .1
Europe                      24.5%       28.2%
  United Kingdom             8.6         9.8
  Netherlands                3.1         3.2
  France                     3.0         3.5
  Germany                    2.0         2.6
  Finland                    1.7         2.1
  Italy                      1.5         1.7
  Ireland                    1.4         1.3
  Switzerland                1.3         1.0
  Sweden                     1.0         1.8
  Norway                      .7          .7
  Denmark                     .2          .3
  Spain                       -           .2
The Americas                47.2%       41.2%
  United States             41.6        35.2
  Canada                     3.9         4.3
  Mexico                     1.4         1.7
  Brazil                      .3          -
Other                        1.2%        2.1%
Cash & Equivalents          12.7%       12.6%
                           100.0%      100.0%
[End Sidebar]


Setbacks in Europe and Asia

The sluggishness in the U.S. quickly put a damper on Europe's economic prospects. Corporations with significant American interests found themselves vulnerable, as did telecommunications service providers, which had ballooned during the technology boom. Among countries well represented in the portfolio, stock prices were off in the Netherlands (-12.5%), France (-16.8%) and Germany (-13.5%). In the case of Finland (-37.5%) and Sweden (-39.1%), Nokia and Ericsson, respectively, accounted for the bulk of the declines; both companies are also fund holdings.

Asia told a similar tale. Japan's demoralizing political and economic problems continued to undermine investor confidence. Market losses were compounded by a sharp contraction in the value of the currency: Stock prices dropped 9.8% in yen, which translated into a 22.3% decline in dollars. Currency weakness likewise trimmed returns on Australian stocks to -11.7% in dollars.


A vigilant stance

Not surprisingly in this environment, many securities in the portfolio declined in price during the six months. Technology, media and telecommunications stocks generally fared poorly, including such large fund holdings as Viacom, Vodafone and Taiwan Semiconductor - companies about which we continue to be enthusiastic. Pharmaceuticals, another promising area, also fell, but less dramatically. In a number of cases, we used declines to add to our holdings.

While an 11% decline is hardly cause for celebration, New Perspective weathered the downturn relatively well, in part because of good stock selection. Philip Morris, Unilever, Starbucks and other food companies helped bolster returns, as did oil producers and makers of such materials as metals, chemicals, industrial gases and paper. Advanced Micro Devices managed to buck the technology trend and end on a positive note; during the period, the semiconductor maker announced that it had developed a faster computer chip.

Even before stock prices began falling last spring, we had been taking steps to protect the portfolio from valuation levels that had clearly become unsustainable. We selectively lightened or eliminated a number of positions - including several fixed-line telephone operators and technology firms - that had been enormously rewarding in years past, while retaining an exposure to companies we believe will emerge unscathed. We also maintained a fairly large cash position, which helped provide a cushion during the downturn.


Uncertainty yields opportunity

While markets showed some signs of life in April, after a fourth rate cut by the Federal Reserve, many signs now point to sustained weakness in the U.S. economy in the near term. Industrial production has slowed, job growth is moderating, and stock declines may reverse the so-called "wealth effect" that has been stoking consumer demand. These trends could continue to put pressure on stock prices for a time.

It is never easy to see the value of an investment decline, but long experience would attest that stock prices, and economies, do turn around and reward the patience of resourceful investors. In the meantime, we are seeing attractive pockets of opportunity, and we continue to do what we have always done - call on companies, study industry trends and confer with each other - to help prepare New Perspective Fund for what we are confident will be more auspicious times ahead.

We look forward to reporting to you again in six months.

Cordially,

/s/ Walter P. Stern
Walter P. Stern
Chairman of the Board

/s/ Gina H. Despres
Gina H. Despres
President

May 11, 2001


NEW PERSPECTIVE FUND, INC.
Investment Portfolio, March 31, 2001


[begin pie chart]
LARGEST INDUSTRY HOLDINGS

10.21%     Pharmaceuticals
 7.47%     Media
 5.54%     Semiconductor Equipment & Products
 4.76%     Oil & Gas
 4.70%     Banks
54.49%     Other Industries
  .14%     Bonds & Notes
12.69%     Cash and Equivalents
[end pie chart]


                                                                                                     Market  Percent
                                                                                                      Value   of Net
Equity Securitites                                                                     Shares    (Millions)   Assets

PHARMACEUTICALS  -  10.21%
AstraZeneca PLC (United Kingdom)                                                    19,945,694       942.834
AstraZeneca PLC (ADR)                                                                  555,000        26.779     3.32
Pfizer Inc (USA)                                                                    16,440,000       673.218     2.30
Elan Corp., PLC (ADR) (Ireland) /1/                                                  5,242,200       273.905      .94
Pharmacia Corp. (USA)                                                                5,200,000       261.924      .90
Shionogi & Co., Ltd. (Japan)                                                        14,393,000       220.920      .76
Bristol-Myers Squibb Co. (USA)                                                       2,950,000       175.230      .60
Teva Pharmaceutical Industries Ltd. (ADR)                                            2,000,000       109.250      .37
 (Israel)
Merck & Co., Inc. (USA)                                                              1,000,000        75.900      .26
GlaxoSmithKline PLC (ADR) (formerly Glaxo                                            1,044,000        54.601
  Wellcome PLC) (United Kingdom)
GlaxoSmithKline PLC                                                                    563,264        14.722      .24
Chugai Pharmaceutical Co., Ltd. (Japan)                                              4,300,000        65.044      .22
Aventis SA (France)                                                                    670,000        51.767      .18
Yamanouchi Pharmaceutical Co., Ltd. (Japan)                                          1,000,000        34.357      .12

MEDIA  -  7.47%
Viacom Inc., Class B (USA) /1/                                                      12,333,825       542.318
Viacom Inc., Class A /1/                                                             1,400,000        62.300     2.07
AOL Time Warner Inc. (formerly Time Warner Inc.)                                    10,650,000       427.597     1.46
 (USA) /1/
Clear Channel Communications, Inc. (USA) /1/                                         5,237,000       285.155      .98
News Corp. Ltd. (ADR) (Australia)                                                    4,601,600       144.490
News Corp. Ltd., preferred (ADR)                                                     1,849,600        49.384
News Corp. Ltd.                                                                      3,965,757        30.043
News Corp. Ltd., preferred                                                           1,218,470         7.864      .79
Vivendi Universal (formerly Seagram Co. Ltd.)                                        1,700,000       102.883
 (France) /1/
Vivendi Universal (ADR)  /1/                                                           452,000        27.414      .45
Walt Disney Co. (USA)                                                                4,250,000       121.550      .42
Interpublic Group of Companies, Inc. (USA)                                           3,300,000       113.355      .39
Independent News & Media PLC (Ireland)                                              23,829,750        53.413      .18
Grupo Televisa, SA, ordinary participation                                           1,316,400        43.981      .15
 certificates (ADR) (Mexico) /1/
Pearson PLC (United Kingdom)                                                         2,163,636        37.782      .13
Lagardere Groupe SCA (France)                                                          700,000        35.287      .12
Reuters Group PLC (United Kingdom)                                                   2,879,500        34.953      .12
Dow Jones & Co., Inc. (USA)                                                            595,000        31.148      .11
Granada PLC (formerly Granada Compass PLC)                                          12,150,000        29.885      .10
 (United Kingdom)

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 5.54%
Taiwan Semiconductor Manufacturing Co. Ltd.                                        141,152,600       381.435     1.31
 (Taiwan) /1/
Samsung Electronics Co., Ltd. (South Korea)                                          2,021,426       316.133     1.08
Advanced Micro Devices, Inc. (USA) /1/                                              10,428,600       276.775      .95
Micron Technology, Inc. (USA) /1/                                                    6,259,700       259.965      .89
Texas Instruments Inc. (USA)                                                         4,000,000       123.920      .42
Rohm Co., Ltd. (Japan)                                                                 400,000        66.805      .23
AIXTRON AG (Germany)                                                                   866,000        54.807      .19
Altera Corp. (USA) /1/                                                               2,270,100        48.665      .17
ASM Lithography Holdings NV (New York registered)                                    1,000,000        21.688
 (Netherlands) /1/
ASM Lithography Holding NV /1/                                                         750,000        16.613      .13
Linear Technology Corp. (USA)                                                          582,900        23.935      .08
Intel Corp. (USA)                                                                      900,000        23.681      .08
Hyundai Electronics Industries Co., Ltd.                                               829,840         1.969      .01
 (South Korea) /1/

OIL & GAS  -  4.76%
Texaco Inc. (USA)                                                                    4,520,000       300.128     1.03
TOTAL FINA ELF SA, Class B (ADR) (France)                                            2,871,884       195.145
TOTAL FINA ELF SA, Class B                                                             715,688        96.565     1.00
Royal Dutch Petroleum Co. (New York registered)                                      2,452,000       135.939
 (Netherlands)
"Shell" Transport and Trading Co., PLC                                              14,000,000       108.124      .84
 (United Kingdom)
ENI SpA (Italy)                                                                     31,100,000       201.992      .69
Chevron Corp. (USA)                                                                  1,800,000       158.040      .54
Unocal Corp. (USA)                                                                   1,500,000        51.855      .18
Nexen Inc. (formerly Canadian Occidental                                             1,715,841        36.873      .13
 Petroleum Ltd.)  (Canada)
Phillips Petroleum Co. (USA)                                                           600,000        33.030      .11
Talisman Energy Inc. (Canada) /1/                                                      800,000        28.957      .10
LUKOIL (ADR) (Russia)                                                                  630,000        23.436      .08
Petroleo Brasileiro SA - Petrobras, ordinary                                           785,000        18.683      .06
 nominative (ADR) (Brazil)

BANKS  -  4.70%
Bank of America Corp. (USA)                                                          8,400,000       459.900     1.57
Royal Bank of Canada (Canada)                                                        8,634,000       258.226      .88
Bank of Nova Scotia (Canada)                                                         7,719,000       197.685      .68
Sakura Bank, Ltd. (Japan)  /2/                                                      22,844,000       122.087      .42
ABN AMRO Holding NV (Netherlands)                                                    5,916,691       107.812      .37
Westpac Banking Corp. (Australia)                                                   16,049,832        99.038      .34
Australia and New Zealand Banking Group Ltd.                                         9,643,541        64.823      .22
 (Australia)
Toronto-Dominion Bank (Canada)                                                       1,223,700        30.641      .10
San Paolo-IMI SpA (Italy)                                                            1,500,000        20.120      .07
Mizuho Holdings, Inc. (Japan)                                                            2,468        13.838      .05

METALS & MINING  -  4.11%
Alcoa Inc. (USA)                                                                     7,200,000       258.840      .89
De Beers Consolidated Mines Ltd.                                                     2,574,200        98.080
 (South Africa)
De Beers Consolidated Mines Ltd. (ADR)                                               1,992,400        76.583      .60
Barrick Gold Corp. (Canada)                                                         10,000,000       142.900      .49
Newmont Mining Corp. (USA)                                                           7,400,000       119.288      .41
BHP Ltd. (formerly Broken Hill Proprietary Co.                                       5,391,198        51.545      .18
 Ltd.) (Australia)
Billiton PLC (United Kingdom)                                                       10,372,416        46.901      .16
Anglo American PLC (United Kingdom)                                                  1,650,000        93.785      .32
Pohang Iron & Steel Co., Ltd. (South Korea)                                          1,295,090        87.638      .30
Placer Dome Inc. (Canada)                                                            9,000,000        77.850      .27
Usinor (France)                                                                      4,700,000        57.425      .20
Homestake Mining Co. (USA)                                                           7,000,000        36.820      .13
WMC Ltd. (Australia)                                                                 7,000,000        27.419      .09
Gold Fields Ltd. (South Africa)                                                      5,191,105        20.233      .07
Cia. Vale do Rio Doce, preferred nominative,                                            38,400          .000      .00
 Class B (Brazil) /1/ /2/

DIVERSIFIED TELECOMMUNICATION SERVICES - 4.09%
AT&T Corp. (USA)                                                                    14,300,000       304.590     1.04
Telefonos de Mexico, SA de CV, Class L (ADR)                                         6,449,060       203.403      .70
 (Mexico)
SBC Communications Inc. (USA)                                                        2,825,000       126.080      .43
DDI Corp. (Japan)                                                                       36,800       119.116      .41
Telecom Italia SpA, ordinary shares (Italy)                                          9,640,000        96.556
Telecom Italia SpA, nonconvertible savings                                           3,492,100        18.697      .39
 shares
WorldCom, Inc. (USA) /1/                                                             5,100,000        95.306      .33
Tele Danmark AS (Denmark)                                                              900,000        31.441
Tele Danmark AS, Class B (ADR)                                                       1,244,000        21.459      .18
Korea Telecom Corp. (South Korea)                                                    1,135,670        48.382      .17
Sprint FON Group (USA)                                                               1,750,000        38.483      .13
NTL Inc. (USA) /1/                                                                   1,200,000        30.180      .10
Nippon Telegraph and Telephone Corp. (Japan)                                             3,401        21.638      .07
France Telecom, SA (France)                                                            338,477        19.741      .07
Deutsche Telekom AG (Germany)                                                          735,800        17.269      .06
CompleTel Europe NV (Netherlands) /1/                                                  755,583         1.919      .01
Global TeleSystems, Inc. (USA) /1/                                                   1,230,000          .935      .00
VersaTel Telecom International NV                                                      134,940          .676      .00
 (Netherlands)/1/

FOOD PRODUCTS  -  2.86%
Nestle SA (Switzerland)                                                                147,400       307.147     1.05
Groupe Danone (France)                                                               1,446,898       182.888      .63
Unilever PLC (United Kingdom)                                                       13,715,526        98.820
Unilever NV (New York registered)(Netherlands)                                         400,000        21.056
Unilever NV                                                                            300,000        15.848      .46
Archer Daniels Midland Co. (USA)                                                     7,638,750       100.450      .34
Sara Lee Corp. (USA)                                                                 3,750,000        80.925      .28
Orkla AS, Class A (Norway)                                                           1,600,000        28.055      .10

HOTELS, RESTAURANTS & LEISURE - 2.71%
Starbucks Corp. (USA) /1/                                                            5,850,000       248.259      .85
Carnival Corp. (USA)                                                                 6,915,000       191.338      .65
McDonald's Corp. (USA)                                                               6,430,000       170.717      .58
MGM Mirage, Inc.  (USA) /1/                                                          3,800,000        95.380      .33
Compass Group PLC (formerly Granada                                                 12,150,000        86.592      .30
 Compass PLC)(United Kingdom) /1/

WIRELESS TELECOMMUNICATION SERVICES - 2.71%
Vodafone Group PLC (United Kingdom)                                                175,019,701       479.558
Vodafone Group PLC (ADR)                                                               385,000        10.453     1.68
NTT DoCoMo, Inc. (Japan)                                                                11,143       193.190      .66
Crown Castle International Corp. (USA) /1/                                           5,148,339        76.260
Crown Castle International Corp. 6.50%                                                 755,900        23.716      .34
 convertible preferred 2012
Nextel Communications, Inc., Series D, 13.00%                                           10,000         8.800      .03
 exchangeable preferred 2009 (USA) /1/ /3/

PAPER & FOREST PRODUCTS  -  2.60%
International Paper Co. (USA)                                                        8,900,000       321.112     1.10
Georgia-Pacific Corp. (USA)                                                          5,100,000       149.940      .51
Abitibi-Consolidated Inc. (Canada)                                                   9,061,755        70.713      .24
Weyerhaeuser Co. (USA)                                                               1,100,000        55.869      .19
UPM-Kymmene Corp. (Finland)                                                          1,953,000        54.934      .19
Stora Enso Oyj, Class R  (Finland)                                                   5,800,000        54.755      .19
Rayonier Inc. (USA)                                                                    700,000        28.910      .10
Louisiana-Pacific Corp. (USA)                                                        2,550,000        24.505      .08

COMMUNICATIONS EQUIPMENT  -  2.49%
Nokia Corp., Class A (Finland)                                                       8,912,000       213.154
Nokia Corp., Class A (ADR)                                                           7,650,300       183.607     1.36
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                                   36,850,000       200.349      .69
Cisco Systems, Inc. (USA) /1/                                                        4,470,000        70.682      .24
Motorola, Inc. (USA)                                                                 2,700,000        38.502      .13
Matsushita Communication Industrial Co., Ltd.                                          330,000        21.258      .07
 (Japan)

TOBACCO  -  2.45%
Philip Morris Companies Inc. (USA)                                                  14,620,000       693.719     2.37
Gallaher Group PLC (United Kingdom)                                                  2,905,100        17.735
Gallaher Group PLC (ADR)                                                               195,000         4.709      .08

INSURANCE  -  2.43%
American International Group, Inc. (USA)                                             2,734,569       220.133      .75
QBE Insurance Group Ltd. (Australia)                                                15,869,886        84.303      .29
Allianz AG (Germany)                                                                   234,000        67.979      .23
Fairfax Financial Holdings Ltd. (Canada) /1/                                           352,800        44.617
Fairfax Financial Holdings Ltd. /1/ /4/                                                 93,000        11.761      .19
Berkshire Hathaway Inc., Class A (USA) /1/                                                 860        56.287      .19
Zurich Financial Services (Switzerland) /1/                                            168,000        55.168      .19
AEGON NV (Netherlands)                                                               1,788,888        52.456      .18
Royal & Sun Alliance Insurance Group PLC                                             6,700,000        45.515      .16
 (United Kingdom)
Yasuda Fire and Marine Insurance Co., Ltd.                                           7,000,000        37.077      .13
 (Japan)
Assicurazioni Generali SpA (Italy)                                                   1,100,000        34.576      .12

BEVERAGES  -  2.28%
Coca-Cola Co. (USA)                                                                  6,300,000       284.508      .97
Coca-Cola Enterprises Inc. (USA)                                                     8,950,000       159.131      .54
PepsiCo, Inc. (USA)                                                                  2,250,000        98.888      .34
Cia. de Bebidas das Americas - AmBev, preferred                                      2,750,000        64.212      .22
 nominative (ADR) (Brazil)
Heineken NV (Netherlands)                                                            1,200,000        62.550      .21

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.15%
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                       33,808,000       207.493      .71
EPCOS AG (Germany)                                                                   2,487,000       141.876      .49
Hitachi, Ltd. (Japan)                                                               11,500,000        98.135      .34
Samsung Electro-Mechanics Co., Ltd.                                                  2,917,520        87.416      .30
 (South Korea) /1/
Murata Manufacturing Co., Ltd. (Japan)                                                 564,000        46.693      .16
Hirose Electric Co., Ltd. (Japan)                                                      300,000        27.438      .09
Agilent Technologies, Inc. (USA) /1/                                                   582,109        17.888      .06

DIVERSIFIED FINANCIALS - 1.95%
ING Groep NV (Netherlands)                                                           4,658,085       302.990
ING Groep NV, Class B, warrants, expire 2008 /1/                                     1,133,800        32.091     1.15
Citigroup Inc. (USA)                                                                 3,250,000       146.185      .50
Investor AB, Class B (Sweden)                                                        6,300,000        76.083      .26
OM Gruppen AB (Sweden)                                                                 667,600        11.885      .04

INDUSTRIAL CONGLOMERATES - 1.92%
Siemens AG (Germany)                                                                 2,330,000       239.624      .82
Norsk Hydro AS (Norway)                                                              3,600,000       147.090      .50
General Electric Co. (USA)                                                           1,850,000        77.441      .27
Southcorp Ltd. (Australia)                                                          14,314,649        44.829      .15
Smiths Group PLC (formerly TI Group PLC                                              3,905,921        42.809      .15
 and Smiths Industries (PLC) (United Kingdom)
Preussag AG (Germany)                                                                  270,000         8.710      .03

COMPUTERS & PERIPHERALS - 1.81%
Dell Computer Corp. (USA) /1/                                                        5,927,200       152.255      .52
International Business Machines Corp. (USA)                                          1,100,000       105.798      .36
Compaq Computer Corp. (USA)                                                          5,000,000        91.000      .31
Toshiba Corp. (Japan)                                                               12,050,000        70.150      .24
Fujitsu Ltd. (Japan)                                                                 4,409,000        58.558      .20
Hewlett-Packard Co. (USA)                                                            1,675,000        52.377      .18

CHEMICALS  -  1.65%
Dow Chemical Co. (USA)                                                               7,060,000       222.884      .76
Methanex Corp. (Canada) /1/                                                          7,250,000        58.092      .20
BOC Group PLC (United Kingdom)                                                       3,500,000        47.603      .16
Valspar Corp. (USA)                                                                  1,512,200        43.385      .15
Bayer AG (Germany)                                                                     900,000        37.894      .13
L'Air Liquide (France)                                                                 249,010        34.889      .12
Imperial Chemical Industries PLC (ADR)                                               1,046,000        25.742      .09
 (United Kingdom)
Praxair, Inc. (USA)                                                                    246,700        11.015      .04

SOFTWARE  -  1.09%
Microsoft Corp. (USA) /1/                                                            3,596,700       196.695      .67
Oracle Corp. (USA) /1/                                                               2,490,000        37.300      .13
Autonomy Corp. PLC (United Kingdom) /1/                                              2,690,000        28.108      .10
Cadence Design Systems, Inc. (USA) /1/                                               1,300,000        24.037      .08
PeopleSoft, Inc. (USA) /1/                                                           1,000,000        23.438      .08
Baltimore Technologies PLC (United Kingdom) /1/                                      6,700,000         8.489      .03

AUTOMOBILES  -  1.09%
Honda Motor Co., Ltd. (Japan)                                                        2,796,000       113.850      .39
Suzuki Motor Corp. (Japan)                                                           8,658,000        95.091      .33
Renault SA (France)                                                                  1,500,000        75.550      .26
General Motors Corp. (USA)                                                             600,000        31.110      .11

HOUSEHOLD DURABLES  -  1.08%
Sony Corp. (Japan)                                                                   3,064,800       216.930      .74
Koninklijke Philips Electronics NV (Netherlands)                                     3,677,200       100.523      .34

COMMERCIAL SERVICES & SUPPLIES  -  1.00%
Cendant Corp. (USA) /1/                                                             13,452,900       196.278      .67
Pitney Bowes Inc. (USA)                                                                800,000        27.800      .10
Rentokil Initial PLC (United Kingdom)                                               10,000,000        26.690      .09
Adecco SA (Switzerland)                                                                 45,000        23.540      .08
Chubb PLC (formerly Williams PLC)(United                                             8,803,123        17.809      .06
 Kingdom) /1/

MACHINERY  -  1.00%
Mitsubishi Heavy Industries, Ltd. (Japan)                                           39,600,000       145.185      .50
Deere & Co. (USA)                                                                    1,200,000        43.608      .15
Parker Hannifin Corp. (USA)                                                            900,000        35.748      .12
Invensys PLC (United Kingdom)                                                       18,420,000        35.042      .12
Caterpillar Inc. (USA)                                                                 700,000        31.066      .11

ENERGY EQUIPMENT & SERVICES - 0.97%
Baker Hughes Inc. (USA)                                                              4,800,000       174.288      .60
Halliburton Co. (USA)                                                                2,000,000        73.500      .25
Schlumberger Ltd. (Netherlands Antilles)                                               598,300        34.468      .12

LEISURE EQUIPMENT & PRODUCTS - 0.91%
Nintendo Co., Ltd. (Japan)                                                           1,635,800       266.822      .91

MULTI-UTILITIES  -  0.89%
Williams Companies, Inc. (USA)                                                       6,074,000       260.271      .89

IT CONSULTING & SERVICES - 0.85%
Amdocs Ltd. (USA) /1/                                                                2,600,000       124.540      .43
CMG PLC (United Kingdom)                                                             6,120,000        52.306      .17
Electronic Data Systems Corp. (USA)                                                    800,000        44.688      .15
Logica PLC (United Kingdom)                                                          2,180,000        30.640      .10

AEROSPACE & DEFENSE  -  0.79%
Bombardier Inc., Class B (Canada)                                                    8,500,000       117.464      .40
Lockheed Martin Corp. (USA)                                                          1,846,400        65.824      .23
BAE SYSTEMS PLC (United Kingdom)                                                     6,164,661        27.481      .09
Honeywell International Inc. (USA)                                                     500,000        20.400      .07

CONTAINERS & PACKAGING  -  0.58%
Smurfit-Stone Container Corp. (USA) /1/                                              6,455,700        85.925      .29
Smurfit Group (Ireland)                                                             50,700,000        84.228      .29

AIRLINES  -  0.55%
Japan Airlines Co., Ltd. (Japan)                                                    32,590,000       122.854      .42
AMR Corp. (USA) /1/                                                                  1,100,000        38.632      .13

HEALTH CARE EQUIPMENT & SUPPLIES - 0.53%
Luxottica Group SpA (ADR) (Italy)                                                    4,225,400        64.099      .22
Medtronic, Inc. (USA)                                                                  900,000        41.166      .14
Guidant Corp. (USA) /1/                                                                650,000        29.244      .10
Hoya Corp. (Japan)                                                                     320,000        20.767      .07

OTHER INDUSTRIES  -  3.96%
Avon Products, Inc. (USA)                                                            3,183,300       127.300      .44
United Parcel Service, Inc., Class B UA)                                             1,897,300       107.956      .37
Kimberly-Clark Corp. (USA)                                                           1,180,000        80.039      .27
Gap, Inc. (USA)                                                                      3,320,000        78.750      .27
Canon, Inc. (Japan)                                                                  2,130,000        77.076      .26
Mirant Corp. (formerly Southern Energy, Inc.)                                        2,125,000        75.438      .26
 (USA) /1/
Canadian Pacific Ltd. (Canada)                                                       2,000,000        73.400      .25
Asahi Glass Co., Ltd. (Japan)                                                       10,114,000        70.784      .24
Quintiles Transnational Corp. (USA) /1/                                              3,701,000        69.856      .24
Wal-Mart Stores, Inc. (USA)                                                          1,350,000        68.175      .23
Nippon Sheet Glass Co., Ltd. (Japan)                                                 5,882,000        56.930      .19
Rockwell International Corp. (USA)                                                   1,000,000        36.350      .12
TNT Post Groep NV (Netherlands)                                                      1,652,573        34.427      .12
Scottish Power PLC (United Kingdom)                                                  5,157,902        34.270      .12
Wal-Mart de Mexico, SA de CV, Class V (Mexico)                                      10,995,004        25.619
Wal-Mart de Mexico, SA de CV, Class C                                                3,624,400         7.710      .11
Marubeni Corp. (Japan) /1/                                                          16,629,600        29.625      .10
Genentech, Inc. (USA) /1/                                                              566,800        28.623      .10
Bergesen d.y. AS, Class A (Norway)                                                   1,100,000        18.506
Bergesen d.y. AS, Class B                                                              595,000         9.295      .10
Yahoo  Inc. (USA) /1/                                                                1,155,000        18.191      .06
Ushio Inc. (Japan)                                                                   1,092,000        15.771      .05
Ito-Yokado Co., Ltd. (Japan)                                                           239,000        11.557      .04
Kvaerner ASA, Class A (Norway) /1/                                                     857,352         5.994      .02

MISCELLANEOUS  - .99%
Other equity securities in initial period                                                            290.478      .99
 of acquisition


TOTAL EQUITY SECURITIES:                                                                          25,468.757    87.17
 (cost: $21,197.156 million)



                                                                                    Principal        Market  Percent
                                                                                       Amount         Value   of Net
Bonds & Notes                                                                      (Millions)    (Millions)   Assets


MEDIA  -  0.10%
Charter Communications Holdings, LLC 0%/                                                46.950        29.813      .10
13.50% 2011 /5/

TELECOMMUNICATION SERVICES - 0.04%
Nextel Partners, Inc. 0%/14.00% 2009 /5/                                                17.212        10.672      .04

Total Bonds & Notes (cost: $37.275 million)                                                           40.485      .14



                                                                                    Principal        Market  Percent
                                                                                       Amount         Value   of Net
Short-Term Securities                                                              (Millions)    (Millions)   Assets

CORPORATE SHORT-TERM NOTES - 7.51%
Abbey National North America 5.42%-5.50% due                                           111.600       111.265      .38
 4/17-4/26/2001
AB Spintab 5.25%-5.35% due 5/9-6/1/2001                                                110.000       109.256      .37
Asset Securitization Corp. 4.85%-5.43% due                                             100.000        99.636      .34
 4/2-5/15/2001 /4/
Den Danske Corp. Inc. 4.90%-5.49% due                                                  100.000        99.549      .34
 4/17-6/12/2001
Sony Capital Corp. 5.19%-5.22% due                                                     100.000        99.355      .34
 5/11-5/24/2001 /4/
Corporate Asset Funding Co. Inc. 4.70%-5.32%                                           100.000        99.324      .34
due 4/3-6/18/2001 /4/
UBS Finance (Delaware) Inc. 5.20%-5.54%                                                 98.000        97.694      .33
 due 4/2-5/4/2001
SBC Communications Inc. 4.90%-5.20% due                                                 98.000        97.596      .33
 4/24-5/1/2001 /4/
CDC Commercial Paper Corp. 5.27%-5.42% due                                              93.100        92.782      .32
 4/11-4/30/2001 /4/
American Honda Finance Corp. 4.87%-4.93%                                                75.000        74.610      .26
due 4/24-6/5/2001
CBA (Delaware) Finance Inc. 4.70%-5.22%                                                 75.000        74.515      .26
 due 5/1-6/15/2001
Svenska Handelsbanken Inc. 4.71%-4.92% due                                              75.000        74.189      .25
 6/13-6/21/2001
KfW International Finance Inc. 4.75%-5.31%                                              73.700        73.099      .25
 due 5/4-7/19/2001
Aegon Funding Corp. 5.32%-5.42% due                                                     60.200        60.167      .21
 4/2-4/12/2001 /4/
Lloyds TSB Bank PLC 4.78%-5.50% due 4/11-7/6/2001                                       56.000        55.564      .19
Wells Fargo & Co. 4.90%-5.25% due 4/25-5/4/2001                                         55.000        54.779      .19
Telstra Corp. Ltd. 5.00%-5.22% due 5/8-6/7/2001                                         55.000        54.583      .19
ANZ (Delaware) Inc. 5.49% due 4/6/2001                                                  50.000        49.955      .17
Societe Generale North America Inc. 5.24%-5.44%                                         50.000        49.808      .17
 due 4/10-5/16/2001
Monte Rosa Capital Corp. 4.85% due 5/10/2001 /4/                                        50.000        49.730      .17
Marsh USA Inc. 4.67%-5.30% due                                                          50.000        49.707      .17
 4/5-6/20/2001 /4/
Bank of Nova Scotia 4.76%-5.23% due                                                     50.000        49.694      .17
 5/8-5/22/2001
Bank of America Corp. 4.91%-5.65% due                                                   50.000        49.671      .17
 4/9-6/14/2001
Alcoa Inc. 4.70%-5.23% due 4/10-6/22/2001                                               50.000        49.660      .17
E.W. Scripps Co. 4.90%-5.25% due                                                        50.000        49.630      .17
 4/30-6/15/2001 /4/
Westpac Trust Securities NZ Ltd. 4.71%-5.24%                                            50.000        49.574      .17
 due 6/1/2001
Deutsche Bank Financial Inc. 4.94% due                                                  50.000        49.559      .17
 6/4/2001
Rio Tinto America, Inc. 4.70%-4.94% due                                                 50.000        49.488      .17
 6/8-6/19/2001 /4/
GlaxoSmithKline PLC 4.89%-5.22% due                                                     48.000        47.864      .16
 4/6-5/2/2001 /4/
Minnesota Mining and Manufacturing Co.                                                  45.000        44.888      .15
  4.90%-5.25% due 4/3-4/25/2001
General Dynamics Corp. 4.99%-5.42% due                                                  45.000        44.769      .15
 5/1-5/11/2001 /4/
Pharmacia Corp. 5.17%-5.23% due                                                         39.500        39.240      .13
 5/10-5/31/2001 /4/
Verizon Global Funding Corp. 5.27% due 5/3/2001                                         25.000        24.884      .09
General Motors Acceptance Corp. 5.50% due                                               21.500        21.490      .07
 4/3/2001


FEDERAL AGENCY DISCOUNT NOTES -  3.23%
Federal Home Loan Banks 4.86%-5.43% due                                                360.200       358.485     1.23
 4/6-6/8/2001
Fannie Mae 4.67%-5.39% due 4/26-6/28/2001                                              258.000       255.539      .87
Freddie Mac 4.85%-5.38% due 4/3-6/7/2001                                               250.300       249.030      .85
Sallie Mae 5.81% due 7/19/2001                                                          50.000        49.993      .17
Federal Farm Credit Discount Note 5.18%                                                 31.000        30.857      .11
 due 5/2/2001

CERTIFICATES OF DEPOSIT -  2.03%
Barclays Bank PLC 5.29%-5.55% due 4/10-5/11/2001                                       116.000       116.007      .40
Rabobank Nederland NV 5.62%-5.65% due                                                  100.000       100.009      .34
 4/16-4/17/2001
Toronto-Dominion Holdings USA Inc. 5.31%                                                75.000        75.042      .26
 due 5/21/2001
Halifax Group PLC 5.43%-6.77% due 4/27-5/1/2001                                         65.000        65.030      .22
National Australia Bank Ltd. 5.48% due 4/30/2001                                        50.000        50.013      .17
National Westminster Bank PLC 4.98%-5.80%                                               50.000        50.004      .17
due 4/5-6/1/2001
ABN AMRO Bank NV 5.53% due 4/11/2001                                                    50.000        50.002      .17
Commerzbank AG 5.54% due 5/14/2001                                                      35.000        35.022      .12
Bank of Montreal 5.30% due 5/4/2001                                                     25.000        25.005      .09
Svenska Handelsbanken Inc. 5.58% due 4/23/2001                                          25.000        25.004      .09


NON-U.S. CURRENCY - 0.03%
New Taiwanese Dollar                                                               NT$284.881          8.699      .03


TOTAL SHORT-TERM SECURITIES:                                                                       3,741.315    12.80
 (cost: $3,741.543 million)

TOTAL INVESTMENT SECURITIES:                                                                      29,250.557   100.11
 (cost:$24,975.974 million)

Excess of payables over cash and receivables                                                          32.455      .11
NET ASSETS                                                                                       $29,218.102   100.00


/1/ Non-income-producing security.
/2/ Valued under prodedures established by the
    Board of Directors.
/3/ Payment in kind; the issuer has the option of
    paying additional securities in lieu of cash.
/4/ Purchased in a private placement transaction;
    resale may be limited to qualified buyers;
    resale to the public may require registration.
/5/ Step bond; coupon rate will increase at a later date.

ADR = American Depositary Receipts

See Notes to Financial Statements

New Perspective Fund FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                                                 Unaudited
at March 31, 2001                                                                                 (Dollars in
                                                                                                    Millions)

Assets:
Investment securities at market
 (cost: $24,975.974)                                                                              $29,250.557
Cash                                                                                                     .142
Receivables for -
 Sales of investments                                                             $87.286
 Sales of fund's shares                                                            32.432
 Forward currency contracts - net                                                  12.801
 Dividends and interest                                                            78.289
 Other                                                                               .869             211.677
                                                                                                   29,462.376
Liabilities:
Payables for -
 Purchases of investments                                                         189.380
 Repurchases of fund's shares                                                      34.903
 Management services                                                               10.101
 Other expenses                                                                     9.890             244.274
Net Assets at March 31, 2001 -                                                                    $29,218.102

Total authorized capital stock - 2,000,000,000 shares
Class A shares, $.001 par value
 Net assets                                                                                       $28,825.486
 Shares outstanding                                                                             1,290,422,520
 Net asset value per share                                                                             $22.34
Class B shares, $.001 par value
 Net assets                                                                                          $380.531
 Shares outstanding                                                                                17,169,530
 Net asset value per share                                                                             $22.16
Class C shares, $.001 par value
 Net assets                                                                                            $9.683
 Shares outstanding                                                                                   436,920
 Net asset value per share                                                                             $22.16
Class F shares, $.001 par value
 Net assets                                                                                            $2.402
 Shares outstanding                                                                                   107,540
 Net asset value per share                                                                             $22.34

See Notes to Financial Statements


                                                                                                    Unaudited
STATEMENT OF OPERATIONS                                                                           (Dollars in
for the six months ended March 31, 2001                                                             Millions)
Investment Income:
Income:
 Dividends                                                                       $271.110
 Interest                                                                         124.031            $395.141

Expenses:
 Management services fee                                                           62.297
 Distribution expenses - Class A                                                   35.728
 Distribution expenses - Class B                                                    1.638
 Distribution expenses - Class C                                                     .003
 Transfer agent fees - Class A                                                     14.702
 Transfer agent fees - Class B                                                       .193
 Reports to shareholders                                                             .742
 Registration statement and prospectus                                              2.220
 Postage, stationery and supplies                                                   1.847
 Directors' and Advisory Board fees                                                 (.021)
 Auditing and legal fees                                                             .086
 Custodian fee                                                                      3.253
 Taxes other than federal income tax                                                 .517
 Other expenses                                                                      .101             123.306
 Net investment income                                                                                271.835

Realized Gain and Unrealized
 Depreciation on Investments:
Net realized gain                                                                                      58.107
Net unrealized (depreciation) appreciation on:
 Investments                                                                   (4,185.113)
 Open forward currency contracts                                                   12.801
  Net unrealized depreciation                                                                      (4,172.312)
 Net realized gain and
  unrealized depreciation
  on investments                                                                                   (4,114.205)
Net Decrease in Net Assets Resulting
 from Operations                                                                                  ($3,842.370)

See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                                                                (Dollars in
                                                                                                    Millions)

                                                                               Six Months          Year Ended
                                                                          Ended March 31,       September 30,
                                                                                    2001*                 2000
Operations:
Net investment income                                                            $271.835            $327.728
Net realized gain on investments                                                   58.107           4,202.874
Net unrealized (depreciation) appreciation
 on investments                                                                (4,172.312)            279.532
 Net (decrease) increase in net assets
  resulting from operations                                                    (3,842.370)          4,810.134
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
  Class A                                                                        (224.937)           (109.901)
  Class B                                                                          (1.988)
Distributions from net realized gains on investments:
  Class A                                                                      (3,575.929)         (2,337.892)
  Class B                                                                         (35.661)
   Total dividends and distributions                                           (3,838.515)         (2,447.793)

Capital Share Transactions:
 Proceeds from shares sold                                                      2,364.039           6,834.769
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on investments                             3,653.417           2,334.800
 Cost of shares repurchased                                                    (2,790.089)         (3,612.572)
 Net increase in net assets resulting
  from capital share transactions                                               3,227.367           5,556.997
Total (Decrease) Increase in Net Assets                                        (4,453.518)          7,919.338

Net Assets:
Beginning of period                                                            33,671.620          25,752.282
End of period (including
 undistributed net investment
 income: $360.466 and $315.556
 respectively)                                                                $29,218.102         $33,671.620

*Unaudited

See Notes to Financial Statements


Notes to Financial Statements                         Unauditied


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - New Perspective Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments all over the world, including the United States.

The fund offers four classes of shares as described below:

Class A shares are sold with an initial sales charge of up to 5.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities' values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the Statement of Assets and Liabilities.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.


2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended March 31, 2001, non-U.S. taxes paid were $10,067,000.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $3,626,000 for the six months ended March 31, 2001.


3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of March 31, 2001, the cost of investment securities, excluding forward currency contracts, for federal income tax reporting purposes was $24,863,315,000. Net unrealized appreciation on investments, excluding forward currency contracts, aggregated $4,280,043,000; $7,231,554,000 related to appreciated securities and $2,951,511,000 related to depreciated securities. For the six months ended March 31, 2001, the fund realized, on a tax basis, a net capital gain of $61,733,000 on securities. Net losses related to non-U.S. currency transactions of $3,626,000 are treated as an adjustment to ordinary income for federal income tax purposes.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $62,297,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.600% per annum of the first $500 million of net assets decreasing to 0.365% of such assets in excess of $44 billion. For the six months ended March 31, 2001, the management services fee was equivalent to an annualized rate of 0.395% of average net assets.

DISTRIBUTION EXPENSES - American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, received $5,564,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the six months ended March 31, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.25% annual expense limit for Class A shares is not exceeded. For the six months ended March 31, 2001, aggregate distribution expenses were $35,728,000, or 0.23% of average daily net assets attributable to Class A shares. As of March 31, 2001, unreimbursed expenses which remain subject to reimbursement totaled $3,282,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended March 31, 2001, aggregate distribution expenses were $1,638,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the six months ended March 31, 2001, aggregate distribution expenses were $3,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the six months ended March 31, 2001, aggregate distribution expenses were $200, or 0.25% of average daily net assets attributable to Class F shares.

As of March 31, 2001, aggregate distribution expenses payable to AFD for all share classes were $5,382,000.

TRANSFER AGENT FEE - A fee of $14,895,000 was incurred during the six months ended March 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the six months ended March 31, 2001, total fees under the agreement were $500. As of March 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $500.

DIRECTORS' AND ADVISORY BOARD FEES - Directors and Advisory Board members who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 2001, the cumulative liability for the deferred amounts was $1,216,000. For the six months ended March 31, 2001, Directors' and Advisory Board fees consisted of $197,000 that were paid or deferred and $218,000 of net depreciation on the amounts deferred.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,948,661,000 and $4,842,709,000, respectively, during the six months ended March 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended March 31, 2001, the custodian fee of $3,253,000 includes $53,000 that was paid by these credits rather than in cash.

As of  March 31, 2001, net assets consisted of the following:

Capital paid in on shares of capital stock                    $24,515,665,000
Undistributed net investment income                               360,466,000
Accumulated net realized gain                                      56,590,000
Net unrealized appreciation                                     4,285,381,000
Net assets                                                    $29,218,102,000

Capital share transactions in the fund were as follows:

                                                                         Six months        Six months
                                                                              ended             ended
                                                                          March 31,         March 31,
                                                                                2001              2001
                                                                  Amount (millions)            Shares
Class A Shares:
  Sold                                                              $     2,170.409        86,810,081
  Reinvestment of dividends and distributions                             3,616.743       148,714,758
  Repurchased                                                            (2,772.235)     (110,772,859)
   Net increase in Class A                                                3,014.917       124,751,980
Class B Shares: /1/
  Sold                                                                      181.046         7,249,538
  Reinvestment of dividends and distributions                                36.674         1,516,085
  Repurchased                                                               (17.406)         (706,533)
   Net increase in Class B                                                  200.314         8,059,090
Class C Shares: /2/
  Sold                                                                        9.772           438,914
  Reinvestment of dividends and distributions
  Repurchased                                                                (.044)            (1,994)
   Net increase in Class C                                                    9.728           436,920
Class F Shares: /2/
  Sold                                                                        2.812           125,462
  Reinvestment of dividends and distributions
  Repurchased                                                                (.404)           (17,922)
   Net increase in Class F                                                    2.408           107,540
Total net increase  in fund                                         $     3,227.368       133,355,530






                                                                         Year ended        Year ended
                                                                      September 30,     September 30,
                                                                                2000              2000
                                                                  Amount (millions)            Shares
Class A Shares:
  Sold                                                              $     6,555.931       220,816,130
  Reinvestment of dividends and distributions                             2,334.800        85,115,039
  Repurchased                                                            (3,610.152)     (121,160,972)
   Net increase in Class A                                                5,280.579       184,770,197
Class B Shares: /1/
  Sold                                                                      278.838         9,191,145
  Reinvestment of dividends and distributions
  Repurchased                                                                (2.420)          (80,705)
   Net increase in Class B                                                  276.418         9,110,440
Class C Shares: /2/
  Sold
  Reinvestment of dividends and distributions
  Repurchased
   Net increase in Class C
Class F Shares: /2/
  Sold
  Reinvestment of dividends and distributions
  Repurchased
   Net increase in Class F
Total net increase  in fund                                         $     5,556.997       193,880,637


/1/ Class B shares were not offered before
    March 15, 2000.
/2/ Class C and Class F shares were not
    offered before March 15, 2001.


At March 31, 2001, the fund had outstanding forward currency contracts to sell non-U.S. currency as follows:

Non-U.S. Currency Sale Contract                            Contract  Amounts           U.S. Valuation  at 3/31/2001
                                                                                                          Unrealized
                                                         Non-U.S.             U.S.            Amount    Appreciation
Japanese Yen expiring 06/29/2001               Yen 13,325,640,000     $120,000,000      $107,199,000     $12,801,000

Per-Share Data and Ratios


                                                                  Class A          Class A          Class A
                                                               Six months             Year             Year
                                                                    ended            ended            ended
                                                                March 31,        March 31,    September 30,
                                                             2001 /1/,/2/              2000             1999
Net Asset Value, Beginning of Period                               $28.66           $26.25           $20.50

Income from Investment Operations:
  Net investment income                                           .22 /3/          .30 /3/              .26
  Net gains/(losses) on securities (both                       (3.24) /3/         4.56 /3/             7.26
    realized and unrealized)
      Total from investment operations                              (3.02)            4.86             7.52

Less Distributions:
  Dividends (from net investment income)                             (.20)            (.11)            (.20)
  Distributions (from capital gains)                                (3.10)           (2.34)           (1.57)
      Total distributions                                           (3.30)           (2.45)           (1.77)

Net Asset Value, End of Period                                     $22.34           $28.66           $26.25

Total Return /4/                                                  (11.49)%           18.93%           38.43%

Ratios/Supplemental Data:
  Net assets, end of period (in millions)                          $28,825          $33,412          $25,752
  Ratio of expenses to average net assets                        .77% /5/              .79%             .77%
  Ratio of net income to average net assets                     1.73% /5/             1.00%            1.06%


                                                                  Class A          Class A          Class A
                                                                     Year             Year             Year
                                                                    ended            ended            ended
                                                            September 30,    September 30,    September 30,
                                                                      1998             1997             1996
Net Asset Value, Beginning of Period                               $21.86           $17.77           $16.98

Income from Investment Operations:
  Net investment income                                               .27              .29              .32
  Net gains/(losses) on securities (both                             (.11)            4.81             1.40
    realized and unrealized)
      Total from investment operations                                .16             5.10             1.72

Less Distributions:
  Dividends (from net investment income)                             (.31)            (.33)            (.33)
  Distributions (from capital gains)                                (1.21)            (.68)            (.60)
      Total distributions                                           (1.52)           (1.01)            (.93)

Net Asset Value, End of Period                                     $20.50           $21.86           $17.77

Total Return /4/                                                     1.23%           29.97%           10.64%

Ratios/Supplemental Data:
  Net assets, end of period (in millions)                          $17,707          $16,956          $11,688
  Ratio of expenses to average net assets                             .77%             .79%             .82%
  Ratio of net income to average net assets                          1.27%            1.56%            2.00%


                                                                  Class B          Class B
                                                               Six months
                                                                    ended      March 15 to
                                                               March 31,     September 30,
                                                             2001 /1/,/2/         2000 /1/
Net Asset Value, Beginning of Period                               $28.54           $30.11

Income from Investment Operations:
  Net investment income /3/                                           .13              .08
  Net losses on securities (both realized                           (3.24)           (1.65)
    and unrealized) /3/
       Total from investment operations                             (3.11)           (1.57)

Less Distributions:
  Dividends (from net investment income)                             (.17)             .00
  Distributions (from capital gains)                                (3.10)             .00
       Total distributions                                          (3.27)             .00

Net Asset Value, End of Period                                     $22.16           $28.54

Total Return /4/                                                  (11.85)%          (5.21)%

Ratios/Supplemental Data:
  Net assets, end of period (in millions)                             $381             $260
  Ratio of expenses to average net assets                       1.55% /5/         1.53%/5/
  Ratio of net income to average net assets                     1.06% /5/          .56%/5/


                                                                  Class C          Class F
                                                              March 15 to      March 15 to
                                                                March 31,        March 31,
                                                             2001 /1/,/2/     2001 /1/,/2/
Net Asset Value, Beginning of Period                               $22.42           $22.59

Income from Investment Operations:
  Net investment income /3/                                           .02              .03
  Net losses on securities (both realized                            (.28)            (.28)
    and unrealized) /3/
       Total from investment operations                              (.26)            (.25)

Less Distributions:
  Dividends (from net investment income)                              .00              .00
  Distributions (from capital gains)                                  .00              .00
       Total distributions                                            .00              .00

Net Asset Value, End of Period                                     $22.16           $22.34

Total Return /4/                                                   (1.16)%          (1.11)%

Ratios/Supplemental Data:
  Net assets, end of period (in millions)                              $10               $2
  Ratio of expenses to average net assets                             .07%             .04%
  Ratio of net income to average net assets                           .08%             .13%


Supplemental Data - All Classes
                                                               Six months             Year             Year
                                                                    ended            ended            ended
                                                                March 31,    September 30,    September 30,
                                                             2001 /1/,/2/              2000             1999
Portfolio turnover rate                                             17.40%           34.25%           29.14%


                                                                     Year             Year             Year
                                                                    ended            ended            ended
                                                            September 30,    September 30,    September 30,
                                                                      1998             1997             1996
Portfolio turnover rate                                             29.71%           25.68%           18.12%


/1/ Based on operations for the period
    shown and, accordingly, not representative of a full year.
/2/ Unaudited.
/3/ Based on average shares outstanding.
/4/ Total returns exclude all sales
    charges, including contingent deferred
    sales charges.
/5/ Annualized.


SHARE RESULTS: CLASS B, CLASS C, AND CLASS F                               Lifetime*      12 months
AVERAGE ANNUAL COMPOUND RETURNS FOR PERIODS
ENDED MARCH 31, 2001:

CLASS B SHARES
  reflecting applicable contingent deferred sales charge (CDSC),           -18.66%        -23.41%
    maximum of 5% payable only if shares are sold
  not reflecting CDSC                                                      -15.81%        -19.88%

CLASS C AND CLASS F SHARES
  Results for these shares are not shown because of the brief time between their introduction on March 15, 2001, and the end of the period.

* From March 15, 2000, when B shares first became available.

The American Funds Group(r)

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT US AT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of New Perspective Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2001, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071-2899

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

There are several ways to invest in New Perspective Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.78% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares are subject to annual expenses about 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, have higher expenses (about 0.06% a year) than do Class A shares, and an annual asset-based fee charged by the sponsoring firm. Because expenses are first deducted from income, dividends for each share class will vary.

Printed on recycled paper
Litho in USA BAG/GRS/5054
Lit. No. NPF-013-0501